Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
Parent Company Financial Information
NOTE 23.	PARENT COMPANY FINANCIAL INFORMATION (CONTINUED)

CONDENSED STATEMENTS OF CASH FLOWS

	2011	2010
OPERATING ACTIVITIES
Net income (loss)	$(1,595,111)	$37,030
Adjustments to reconcile net income (loss) to net cash used in operating activities:
(Earnings) losses of subsidiaries	1,401,636	(244,780)
Net other operating activities	156,462	68,638

Net cash used in operating activities	(37,013)	(139,112)

INVESTING ACTIVITIES
Capital contribution in bank	(75,000)	(193,050)

Net cash used in investing activities	(75,000)	(193,050)

FINANCING ACTIVITIES
Cash dividends received from subsidiary	—	25,000
Proceeds from issuance of common stock from secondary stock offering	110,480	254,450
Proceeds from issuance of common stock under ESOP plan	—	5,750

Net cash provided by financing activities	110,480	285,200

Net decrease in cash	(1,533)	(46,962)

Cash at beginning of year	14,584	61,546

Cash at end of year	$13,051	$14,584

This page is for the external auditor's report on supplemental information.

CAPITOL CITY BANCSHARES, INC.

AND SUBSIDIARIES

CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

	Capitol City Bank & Trust	Capitol City Bancshares, Inc.	Capitol City Home Loans	Eliminations	Consolidated
Assets
Cash and due from banks	$7,029,604	$13,051	$35,830	$(48,881)	$7,029,604
Interest-bearing deposits at other financial institutions	635,511	—	—	—	635,511
Federal funds sold	595,000	—	—	—	595,000
Securities available for sale	42,413,577	153,000	—	—	42,566,577
Restricted equity securities, at cost	792,900	—	—	—	792,900
Investment in subsidiaries	—	12,115,516	—	(12,115,516)	—
Loans, net of unearned income	220,172,602	—	—	—	220,172,602
Less allowance for loan losses	5,154,505	—	—	—	5,154,505

Loans, net	215,018,097	—	—	—	215,018,097

Premises and equipment, net	9,131,104	—	5,945	—	9,137,049
Foreclosed real estate	18,151,601	—	—	—	18,151,601
Other assets	1,880,528	73,239	—	—	1,953,767

Total assets	$295,647,922	$12,354,806	$41,775	$(12,164,397)	$295,880,106

Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Noninterest-bearing	$28,482,468	$—	$—	$(48,881)	$28,433,587
Interest-bearing	248,465,195	—	—	—	248,465,195

Total deposits	276,947,663	—	—	(48,881)	276,898,782
Note payable	—	275,250	—	—	275,250
Federal Home Loan Bank advances	5,500,000	—	—	—	5,500,000
Company guaranteed trust preferred securities	—	3,403,000	—	—	3,403,000
Other liabilities	1,126,518	474,872	—	—	1,601,390

Total liabilities	283,574,181	4,153,122	—	(48,881)	287,678,422

Stockholders' equity
Preferred Stock	—	1,607,800	—	—	1,607,800
Common Stock	3,192,528	9,833,430	341,000	(3,533,528)	9,833,430
Surplus	22,056,866	130,036	—	(22,056,866)	130,036
Retained deficit	(13,248,655)	(3,442,584)	(299,225)	13,547,880	(3,442,584)
Accumulated other comprehensive income (loss)	73,002	73,002	—	(73,002)	73,002

Total stockholders' equity	12,073,741	8,201,684	41,775	(12,115,516)	8,201,684

Total liabilities and stockholders' equity	$295,647,922	$12,354,806	$41,775	$(12,164,397)	$295,880,106

CAPITOL CITY BANCSHARES, INC.

AND SUBSIDIARIES

CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	Capitol City Bank & Trust	Capitol City Bancshares, Inc.	Capitol City Home Loans	Eliminations	Consolidated
Interest income:
Loans, including fees	$13,650,673	$—	$—	$—	$13,650,673
Deposits in banks	988	—	—	—	988
Securities	958,586	—	—	—	958,586
Federal funds sold	3,666	—	—	—	3,666

Total interest income	14,613,913	—	—	—	14,613,913

Interest expense:
Deposits	5,525,543	—	—	—	5,525,543
Other borrowings	25,910	148,062	—	—	173,972

Total interest expense	5,551,453	148,062	—	—	5,699,515

Net interest income (loss)	9,062,460	(148,062)	—	—	8,914,398
Provision for loan losses	2,746,000	—	—	—	2,746,000

Net interest income (loss) after provision for loan losses	6,316,460	(148,062)	—	—	6,168,398

Other income:
Service charges on deposit accounts	1,386,243	—	—	—	1,386,243
Other fees and commissions	94,774	—	—	—	94,774
Gain on sales of available for sale securities	403,712	—	—	—	403,712
Gain (loss) on sales of foreclosed real estate	(36,666)	—	—	—	(36,666)
Gain on disposal of premises and equipment	10,549	—	—	—	10,549
Other operating income	504,130	—	—	—	504,130

Total other income	2,362,742	—	—	—	2,362,742

Other expenses:
Salaries and employee benefits	3,645,725	—	—	—	3,645,725
Occupancy and equipment expenses, net	1,155,896	—	3,329	—	1,159,225
Other operating expenses	5,275,928	45,413	(40)	—	5,321,301

Total other expenses	10,077,549	45,413	3,289	—	10,126,251

Loss before income tax benefit and equity in undistributed loss of subsidiaries	(1,398,347)	(193,475)	(3,289)	—	(1,595,111)
Income tax benefits	—	—	—	—	—

Loss before equity in undistributed loss of subsidiaries	(1,398,347)	(193,475)	(3,289)	—	(1,595,111)
Distributions in excess of earnings of subsidiaries	—	(1,401,636)	—	1,401,636	—

Net loss	$(1,398,347)	$(1,595,111)	$(3,289)	$1,401,636	$(1,595,111)